Risks and Concentration	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Risks and Concentration
4.	Risks and Concentration

(a) PRC regulations

(1) VIEs

Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the PRC government regulates telecommunications-related businesses through strict business licensing requirements and other government regulations. These laws and regulations also include limitations on foreign ownership of PRC companies that engage in telecommunications-related businesses. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any PRC company engaging in value-added telecommunications businesses. The primary foreign investor must also have experience and a good track record in providing value-added telecommunications services, or VATS, overseas.

Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIEs. The Company believes that the structure for operating its business in China (including the ownership structure and the contractual arrangements with the consolidated VIEs) is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations.

However, as there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including the Regulations on Mergers and Acquisitions of Domestic Enterprises by Foreign Investors, or the M&A Rules, and the Telecommunications Regulations and the relevant regulatory measures concerning the telecommunications industry, there can be no assurance that the PRC government authorities, such as the MOFCOM or the MIIT, or other authorities that regulate Internet content providers and other participants in the telecommunications industry, would agree that the Company’s corporate structure or the contractual arrangements with the consolidated VIEs comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws and regulations.

If the Company’s corporate structure and contractual arrangements are deemed by the MIIT or the MOFCOM or other regulators having competent authority to be illegal, either in whole or in part, the Company may lose control of their consolidated VIEs and have to modify such structure to comply with regulatory requirements. Furthermore, if the Company and its consolidated VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses;
•	levying fines on the Company;
•	confiscating any of the Company’s income that they deem to be obtained through illegal operations;
•	shutting down the services;
•	discontinuing or restricting the operations in China;
•	imposing conditions or requirements with which the Company may not be able to comply;
•	requiring the Company to change corporate structure and contractual arrangements;
•	restricting or prohibiting the use of the proceeds from overseas offering to finance the consolidated VIE’s business and operations; and
•	taking other regulatory or enforcement actions that could be harmful to the business.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations. Nevertheless, the laws and regulations that imposed restrictions on foreign ownership in advertising companies, including the Administrative Provisions on Foreign-Invested Advertising Enterprises were abolished in June 2015. To the extent any current or future business of VIEs can be directly operated by the Company’s wholly owned subsidiaries under PRC law, the Company expect to transfer such business to the Company’s wholly owned subsidiaries. When permissible by the PRC laws and regulations, the Company expects that Quyun WFOE and Zhicao WFOE will replace VIEs and its subsidiary as contracting party for their business that are operated by VIEs and its subsidiary.

On March 15, 2019, the National People’s Congress of the PRC adopted the Foreign Investment Law, which came into force on January 1, 2020. The Foreign Investment Law defines the “foreign investment” as the investment activities in China conducted directly or indirectly by foreign investors in the following manners: (i) the foreign investor, by itself or together with other investors establishes a foreign invested enterprises in China; (ii) the foreign investor acquires shares, equities, asset tranches, or similar rights and interests of enterprises in China; (iii) the foreign investor, by itself or together with other investors, invests and establishes new projects in China; (iv) the foreign investor invests through other approaches as stipulated by laws, administrative regulations or otherwise regulated by the State Council. The Foreign Investment Law keeps silent on how to define and regulate the VIEs, while adding a catch-all clause that “other approaches as stipulated by laws, administrative regulations or otherwise regulated by the State Council” can fall into the concept of “foreign investment,” which leaves uncertainty as to whether the foreign investor’s controlling PRC onshore variable interest entities via contractual arrangements will be recognized as “foreign investment.” Pursuant to the Foreign Investment Law, PRC governmental authorities will regulate foreign investment by applying the principle of pre-entry national treatment together with a “negative list,” which will be promulgated by or promulgated with approval by the State Council. Foreign investors are prohibited from making any investments in the industries which are listed as “prohibited” in such negative list; and, after satisfying certain additional requirements and conditions as set forth in the “negative list,” are allowed to make investments in the industries which are listed as “restricted” in such negative list. For any foreign investor that fails to comply with the negative list, the competent authorities are entitled to ban its investment activities, require such investor to take measures to correct its non-compliance and impose other penalties.

It is uncertain whether any of the businesses that the Company currently operate or plan to operate in the future through the consolidated VIEs would be on the “negative list” as updated by the governmental authority from time to time and therefore be subject to any foreign investment restrictions or prohibitions. If any of the businesses that the Copmany operates were in the “restricted” category on the to-be-issued “negative list,” such determination would materially and adversely affect the value of the ADSs. The Company also faces uncertainties as to whether the to-be-issued “negative list” would mandate further actions, such as MOFCOM market entry clearance, to be completed by companies with existing VIE structure and whether such clearance can be timely obtained, or at all. If they are not able to obtain any approval when required, the VIE structure may be regarded as invalid and illegal under the promulgated Foreign Investment Law, which may materially and adversely affect business, results of operations and financial condition, for instance, the Company may not be able to (i) continue business in China through their contractual arrangements with their consolidated affiliated entities, (ii) exert effective control over their consolidated affiliated entities, or (iii) consolidate the financial results of, and receive economic benefits from their consolidated affiliated entities under existing contractual arrangements.

VIEs holds assets that are important to the operation of the Group’s business, including patents for proprietary technology and trademarks. If VIEs falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct major part of its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of VIEs.

VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and purchased intangible assets which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of VIEs as they did not meet the recognition criteria set in ASC 350-30-25.

In accordance with the VIE arrangements, the Group has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore, the Group considers that there is no assets of the VIEs can be used only to settle their obligations.

(2) Inability to fully comply with Audio-visual Program Provisions

Pursuant to the Administrative Provisions on Internet Audio-visual Program Service, or the Audio-visual Program Provisions, which was issued by the State Administration of Radio, Film and Television (the predecessor of GAPPRFT), or SARFT, and MIIT on December 20, 2007 and came into effect on January 31, 2008 and was amended on August 28, 2015, online transmission of audio and video programs requires an Internet audio-visual program transmission license and online audio-visual service providers must be either wholly state-owned or state-controlled. In a press conference jointly held by SARFT and MIIT to answer questions with respect to the Audio-visual Program Provisions in February 2008, SARFT and MIIT clarified that online audio-visual service providers that had already been operating lawfully prior to the issuance of the Audiovisual Program Provisions may re-register and continue to operate without becoming state-owned or controlled, provided that such providers have not engaged in any unlawful activities. This exemption will not be granted to online audio/video service providers established after the Audio-visual Program Provisions was issued.

Although the Group has been taking measures to ensure compliance, the Group may not be able to fully comply with Audio-visual Program Provisions. As a result, the Group may face, according to Audio-visual Program Provisions, administrative sanctions including receiving a warning and be ordered to pay a fine of not more than RMB30,000. In the case of severe contravention, the Group may be ordered to cease transmission of audio and video programs, be subject to a penalty equal to one to two times our total investment in the affected business and the devices the Group used for such operation may be confiscated. Furthermore, according to the Audio-visual Program Provisions, the telecommunications administrative authorities may, based on written opinions of GAPPRFT, and in accordance with the relevant laws and regulations on supervision of telecommunications and Internet, close the Group’s mobile platform, revoke the license for the provision of Internet information services, or the ICP license, and order the relevant network operation entity which provides the Group signal access services to stop such provision of services.

The Group believes that the risks of material loss related to inability to fully comply with Audio-visual Program Provisions and fines or penalties are remote.

(b) Foreign exchange risk

The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(c) Credit and Concentration risk

The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers as well as related parties. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

(i) Concentration of revenues

For the years ended December 31, 2017, Customer B contributed 44% of total net revenue of the Group.

For the year ended December 31, 2017, the Company, as a principal, earned net revenue, representing 13% of total revenue, through a third party advertising agent. The arrangement with advertising agent has been terminated as of December 31, 2017.

For the year ended December 31, 2017, the Company, as a principal, earned net revenue, representing 26% of total revenue, through another third party advertising agent. In February 2018, the Group acquired 100% equity interests of this advertising agent with a total consideration of RMB 15.0 million (Note 3).

For the years ended December 31, 2017, 2018 and 2019, no single customer accounted for more than 10% of total net revenues of the Group, respectively.

(ii) Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its platforms and customers and generally does not require collateral or other security from such platforms and customers. The Group periodically evaluates the creditworthiness of the existing platforms in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of
	December 31, 2018	December 31, 2019
Customer A — advertising platform	14%	*
Customer B — advertising platform	*	*
Customer C — advertising platform	29%	16%
Customer D — advertising platform	14%	*
Customer E — advertising platform	10%	11%
Customer F — advertising and marketing customer (related party)	—	28%

*	Less than 10%

(iii) Credit risk

The Group’s credit risk arises from cash, restricted cash and cash equivalents, short-term investments, accounts receivables and amounts due from related parties, and prepayments and other current assets. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers as well as from related parties. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.